Label	Element	Value
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	$ 205,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	$ 4,024,000